Other Income/(Expenses), net	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other Income/(Expenses), net

19. Other Income/(Expenses), net

In 2022, one of our material subsidiaries and one of the Key VIEs paid fines of RMB82.8 million in aggregate as a result of alleged fraudulent advertisements that an advertising customer placed on the Company’s online platform. In November 2022, one of our VIE has been ordered by local police to pay an amount of RMB10.0 million (US$1.4 million) in connection with investigation on alleged fraudulent conduct of an advertising agent which has placed advertisements on one of our mobile applications.